7. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Fair value of warrants issued for convertible note	$ 262,285					$ 262,285
Gain from change in fair value of derivative liabilities	41,408	(1,110,140)	782,556	174,719	1,046,516	1,087,924
Amortization of debt discounts	272,057	136,560	816,642	255,543	1,124,407	1,396,464
Accrued interest expense	27,956					27,956
Asher Note [Member]
Note payable outstanding			135,000	117,500	135,000
JMJ Financial [Member]
Note payable outstanding			90,395	75,000	90,395
Proceeds from note			135,000	67,500
Typenex Co-Investment, LLC [Member]
Note payable outstanding			127,771		127,771
Proceeds from note			205,000
Phoenix Worldwide Holdings, Inc. [Member]
Note payable outstanding			32,500		32,500
Proceeds from note			25,000
LG Capital Funding, LLC [Member]
Note payable outstanding			77,000		77,000
JDF Capital Inc. [Member]
Note payable outstanding			57,500		57,500
PPM [Member]
Note payable outstanding			239,000		239,000
Fair value of warrants issued for convertible note			589,558		589,558
Fair value embedded derivative			536,541		536,541
Amortization of debt discounts				255,352
2013 Notes
Fair value of warrants issued for convertible note			1,290,328		1,290,328
Amortization of debt discounts			816,642
Accrued interest expense			$ 55,901		$ 55,901